SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net investment income	$ 410,864	$ 449,784	$ 479,696
Net realized and unrealized investment gains (losses)	26,266	(297,479)	371,796
Total revenues	5,421,958	5,430,627	6,476,877
Expenses
Other expenses	471,905	790,723	449,688
Net foreign exchange (gains) losses	(77,515)	9,461	(18,201)
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Preferred dividends	55,043	56,735	56,735
Loss on redemption of preferred shares	4,908	0	0
Net income attributable to PartnerRe Ltd. common shareholders	387,357	47,646	998,239
Comprehensive income
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Total other comprehensive income (loss), net of tax	8,713	(49,200)	(21,845)
Comprehensive income attributable to PartnerRe Ltd.	456,021	55,181	1,033,129
Other Expenses
Termination Fee Paid		315,000
Other Transaction Costs	45,000
Parent Company [Member]
Revenues
Net investment income	2,690	3,516	0
Interest income on intercompany loans	12,109	12,295	14,669
Net realized and unrealized investment gains (losses)	2,993	(1,104)	0
Other income	2,483	0	0
Total revenues	20,275	14,707	14,669
Expenses
Other expenses	116,758	435,404	58,076
Interest expense on intercompany loans	7,016	6,243	1,696
Net foreign exchange (gains) losses	(10,788)	(3,199)	(3,192)
Total expenses	112,986	438,448	56,580
Loss before equity in net income of subsidiaries	(92,711)	(423,741)	(41,911)
Equity in net income of subsidiaries	540,019	528,122	1,096,885
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Preferred dividends	55,043	56,735	56,735
Loss on redemption of preferred shares	4,908	0	0
Net income attributable to PartnerRe Ltd. common shareholders	387,357	47,646	998,239
Comprehensive income
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Total other comprehensive income (loss), net of tax	8,714	(49,200)	(21,845)
Comprehensive income attributable to PartnerRe Ltd.	$ 456,022	$ 55,181	$ 1,033,129